Commitments and Related Party Transactions	12 Months Ended
Apr. 30, 2021
Commitments And Related Party Transactions [Abstract]
Commitments and Related Party Transactions
15.	Commitments and related party transactions

The Company has the following commitments outstanding at April 30, 2021

, in addition to commitments disclosed elsewhere:

a)

The Company has a land lease agreement commitment with respect to the land at the mine site, for $132 per year which is currently being renegotiated. The Company also has ongoing commitments on the exploration and evaluation assets of approximately $200 per year.

b)	The Company has management contracts to officers and directors totaling $450 per year, payable monthly, expiring in April 2022 and US$236 per year, payable monthly, expiring in August 2021.

The Company paid the following amounts to key management personnel, consisting of the chief executive officer, chief financial officer, the chief operating office and directors in the years:

For the year ended April 30,	2021	2020	2019
Management fees	$1,012	$838	$943
Legal fees	13	23	3
Directors fees	62	72	82

Total	$1,087	$933	$1,028